Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
Year 1	$ 49,554
Year 2	42,029
Year 3	28,422
Year 4	20,226
Year 5	16,870
Thereafter	53,190
Total future minimum lease payments	210,291
Lease imputed interest	(15,993)
Total	$ 194,298